UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Andor Capital Management, L.L.C.

Address:  4 International Drive, Ste 100
          Rye Brook, New York 10573

13F File Number: 28-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin E. O'Brien
Title:    General Counsel
Phone:    (914) 607-6013


Signature, Place and Date of Signing:


/s/ Kevin E. O'Brien           Rye Brook, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:   $543,358
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Andor Capital Management, L.L.C.
                                                           March 31, 2012

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
--------------                --------------  ---------  --------  --------------------  ---------- -------- -----------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS    SOLE      SHARED  NONE
--------------                --------------  ---------  --------  ---------  ---  ----  ---------- -------- ---------- ------  ----
ALLOT COMMUNICATIONS LTD      SHS             M0854Q105     1,162     50,000  SH            SOLE                 50,000
APPLE INC                     COM             037833100   119,910    200,000  SH            SOLE                200,000
FINISAR CORP                  COM NEW         31787A507     6,045    300,000  SH            SOLE                300,000
FUSION-IO INC                 COM             36112J107    42,615  1,500,000  SH            SOLE              1,500,000
INPHI CORP                    COM             45772F107    19,639  1,385,000  SH            SOLE              1,385,000
LATTICE SEMICONDUCTOR CORP    COM             518415104    14,467  2,250,000  SH            SOLE              2,250,000
LINKEDIN CORP                 COM CL A        53578A108    28,047    275,000  SH            SOLE                275,000
LSI CORPORATION               COM             502161102    39,060  4,500,000  SH            SOLE              4,500,000
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105    51,122  3,250,000  SH            SOLE              3,250,000
MICRON TECHNOLOGY INC         COM             595112103    24,285  3,000,000  SH            SOLE              3,000,000
ON SEMICONDUCTOR CORP         COM             682189105    20,272  2,250,000  SH            SOLE              2,250,000
QUALCOMM INC                  COM             747525103    54,448    800,000  SH            SOLE                800,000
RF MICRODEVICES INC           COM             749941100    22,410  4,500,000  SH            SOLE              4,500,000
SALESFORCE COM INC            COM             79466L302    46,353    300,000  SH            SOLE                300,000
SKYWORKS SOLUTIONS INC        COM             83088M102    34,562  1,250,000  SH            SOLE              1,250,000
TRIQUINT SEMICONDUCTOR INC    COM             89674K103    18,961  2,750,000  SH            SOLE              2,750,000













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